Russian Geopolitical and Economic Risks	12 Months Ended
Dec. 31, 2024
Russian Geopolitical and Economic Risks
Russian Geopolitical and Economic Risks

31.   Russian Geopolitical and Economic Risks

As a result of the military actions in Ukraine, a number of governments, including those of the United States, United Kingdom and European Union, imposed unprecedented sanctions on specified persons and entities in Russia. While the situation remains highly fluid and additional sanctions are possible, neither we, nor any of our subsidiaries are currently subject to any sanctions that have been imposed. Nevertheless, as result of the ongoing conflict in Ukraine, many U.S. and other multi-national businesses across a variety of industries, including consumer goods and retail, food, energy, finance, media and entertainment, tech, travel and logistics, manufacturing and others, have indefinitely suspended their operations and paused all commercial activities in Russia and Belarus. For example, Apple and Google, two of the primary platforms that distribute the Company’s games, have suspended their respective digital wallet and mobile payment services, Apple Pay and Google Pay, in relation to credit cards issued by Russian financial institutions that are the subject of sanctions. Players who access our games via these platforms in Russia may therefore be disconnected from the primary means to make in-game purchases. Based on our current geographical distribution of Revenues, management believes that the latest geopolitical developments will have certain residual negative effects on GDEV Inc.’s future financial performance, limited to the share of Revenues deriving from the markets of the former Soviet Union (FSU), which stood at 7% of our total Revenues for the year ended December 31, 2024 and which, as a percentage of our total Revenue, has been declining over the past few years. The exact effects cannot currently be reliably estimated due to the constantly changing environment.

The Group does not expect any material impact of the mentioned risks in 2024 and beyond.